                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2003

Check here if Amendment  [  ]; Amendment Number:
      This Amendment (Check only one): [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Alleghany Corporation
Address:    375 Park Avenue
            New York, NY  10152

Form 13F File Number:  28-1590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Peter R. Sismondo
Title:      Vice President, Controller, Treasurer and Assistant Secretary
Phone:      212-752-1356

Signature, Place, and Date of Signing:

    /s/ Peter R. Sismondo               New York, NY               May 15, 2003
--------------------------------------------------------------------------------
          [Signature]                   [City, State]                 [Date]

Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:               1
Form 13F Information Table Entry Total:         26
Form 13F Information Table Value Total:   $631,817
                                         (thousands)

List of Other Included Managers:
      No.         Form 13F File Number                    Name

      2                                       Alleghany Insurance Holdings LLC

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 03/31/03


             COLUMN 1           COLUMN 2        COLUMN 3    COLUMN 4        COLUMN 5          COLUMN 6     COLUMN 7    COLUMN 8
          --------------        --------       ---------    --------   ------------------  --------------- --------  --------------
                                                                                             INVESTMENT                 VOTING
                                                             MARKET                          DISCRETION                AUTHORITY
                                TITLE OF                      VALUE   SHRS OR   SH/  PUT/  SOLE SHRD OTHER           SOLE SHRD NONE
          NAME OF ISSUER         CLASS           CUSIP      (X 1000)  PRIN AMT  PRN  CALL  (A)   (B)  (C)   MANAGER   (A)  (B)  (C)
          --------------        --------       ---------    -------- ---------- ---  ----  ---- ---- -----  -------  ---- ---- ----
ALTRIA GROUP INC                  COM          02209S103        749      25,000  SH               X            2       X
AMB PROPERTY CORP                 COM          00163T109        579      20,500  SH               X            2       X
AMEREN CORP                       COM          023608102      3,905     100,000  SH               X            2       X
APARTMENT INVT & MGMT CO          CL A         03748R101        730      20,000  SH               X            2       X
ARCH COAL INC                     COM          039380100     17,334     900,000  SH               X            2       X
ARCHSTONE-SMITH TR                COM          039583109      1,056      48,093  SH               X            2       X
AVALONBAY CMNTYS INC              COM          053484101        984      26,664  SH               X            2       X
BRE PROPERTIES INC                CL A         05564E106        917      31,150  SH               X            2       X
BERKSHIRE HATHAWAY INC DEL        CL B         084670207      2,417       1,131  SH               X            2       X
BOSTON PROPERTIES INC             COM          101121101      1,378      36,350  SH               X            2       X
BURLINGTON NORTHN SANTA FE        COM          12189T104    337,953  13,300,000  SH         X                  1       X
BURLINGTON NORTHN SANTA FE        COM          12189T104     68,607   2,700,000  SH               X            2       X
CIGNA CORP                        COM          125509109     13,091     285,700  SH         X                  1       X
CIGNA CORP                        COM          125509109    155,985   3,404,300  SH               X            2       X
CINERGY CORP                      COM          172474108      3,365     100,000  SH               X            2       X
DQE INC                           COM          23329J104      1,219     100,000  SH               X            2       X
FEDERAL REALTY INVT TR            SH BEN INT   313747206      1,052      34,640  SH               X            2       X
FIRST FED CAP CORP                COM          319960100      1,959      96,000  SH               X            2       X
FIRST INDUSTRIAL REALTY TRUS      COM          32054K103        753      26,600  SH               X            2       X
GENERAL GROWTH PPTYS INC          COM          370021107      1,217      22,550  SH               X            2       X
GREAT PLAINS ENERGY INC           COM          391164100      2,387     100,000  SH               X            2       X
LONGVIEW FIBRE CO                 COM          543213102      4,608     633,000  SH         X                  1       X
MACERICH CO                       COM          554382101        992      31,310  SH               X            2       X
MACK CALI RLTY CORP               COM          554489104      1,226      39,600  SH               X            2       X
SAFECO CORP                       COM          786429100      3,497     100,000  SH               X            2       X
SIERRA PAC RES NEW                COM          826428104      1,590     500,000  SH               X            2       X
TAUBMAN CTRS INC                  COM          876664103        761      44,700  SH               X            2       X
UNITED FIRE & CAS CORP            COM          910331107      2,255      75,684  SH               X            2       X

GRAND TOTAL                                                 631,817  22,777,972